Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets [Abstract]
Undepreciated cost	$ 1,883	$ 2,428
Impairment losses	$ 955